As filed with the Securities and Exchange Commission on June 24, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-06111

The Mexico Equity & Income Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Mr. Gerald Hellerman
C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

877-785-0367
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2013

Date of reporting period:  April 30, 2013

Item 1. Schedule of Investments.

Mexico Equity and Income Fund, Inc.
Schedule of Investments
April 30, 2013 (Unaudited)

MEXICO - 99.13%	Shares	Value

COMMON STOCKS - 83.05%

Airports - 2.27%
Grupo Aeroportuario del Centro Norte, S.A. de C.V.	678,960	$2,607,965

Beverages - 7.64%
Arca Continental, S.A.B. de C.V.	403,053	3,324,059
Fomento Economico Mexicano, S.A.B. de C.V.	481,173	5,472,207
		8,796,266
Building Materials - 3.69%
Cemex, S.A.B. de C.V. CPO (a)	3,770,898	4,251,550

Cable & Satellite - 5.17%
Megacable Holdings, S.A.B. de C.V.	1,834,246	5,947,330

Chemical Products - 3.61%
Alpek, S.A. de C.V.	534,900	1,276,644
Cydsa, S.A.B. de C.V.	49,586	184,381
Mexichem, S.A.B. de C.V.	529,500	2,698,892
		4,159,917
Construction and Infrastructure - 7.05%
Empresas ICA Sociedad Controladora, S.A.B. de C.V. (a)	1,254,400	3,468,059
Impulsora del Desarrollo y el Empleo en America Latina, S.A.B. de C.V. (a)	978,455	2,372,344
Promotora y Operadora de Infraestructura, S.A.B. de C.V. (a)	256,045	2,282,671
		8,123,074
Consumer Products - 0.74%
Kimberly-Clark de Mexico, S.A.B. de C.V.	246,000	853,341

Energy - 0.62%
Infraestructura Energetica Nova, S.A.B. de C.V. (a)	209,000	712,600
Financial Groups - 7.03%
Banregio Grupo Financiero, S.A.B. de C.V.	649,481	3,583,236
Grupo Financiero Banorte, S.A.B. de C.V. - Class O	598,850	4,515,677
		8,098,913
Food Manufacturing - 0.18%
Gruma, S.A.B. de C.V. (a)	41,450	207,040

Holding Companies - 11.64%
Alfa, S.A.B. de C.V. - Class A	1,859,984	4,319,737
Grupo Carso, S.A.B. de C.V.	813,490	4,643,518
Grupo KUO, S.A.B. de C.V. - Series B	1,781,234	4,440,506
		13,403,761
Hotels, Restaurants, and Recreation - 12.32%
Alsea, S.A.B. de C.V. - Class A (a)	1,507,511	4,608,584
Grupe, S.A.B. de C.V. (a)	2,328,027	3,048,486
Grupo Sanborns, S.A.B. de C.V. (a)	1,209,273	2,818,447
Grupo Sports World, S.A.B. de C.V. (a)	2,263,079	3,714,549
		14,190,066
Insurance Services - 5.20%
Qualitias Controladora, S.A.B. de C.V.	2,646,015	5,990,542

Mining - 5.06%
Grupo Mexico, S.A.B. de C.V. - Series B	1,627,600	5,825,543

Real Estate Services - 3.48%
Corporacion Inmobiliaria Vesta, S.A.B. de C.V.	1,736,823	4,002,233

Retail - 6.24%
Corporativo Fragua, S.A.B. de C.V.	51,290	981,802
El Puerto de Liverpool, S.A.B. de C.V.	433,551	5,482,631
Wal-Mart de Mexico, S.A.B. de C.V. - Class V	224,800	715,373
		7,179,806
Steel - 1.11%
Grupo Simec, S.A.B. de C.V. (a)	277,100	1,279,120
TOTAL COMMON STOCKS (Cost $77,349,089)		95,629,067

REAL ESTATE INVESTMENT TRUSTS - 9.25%
Fibra Uno Administracion, S.A. de C.V.	2,769,847	10,652,994
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,772,267)		10,652,994

CORPORATE BONDS - 2.02%
America Movil, S.A.B. de C.V.
6.450%, 12/05/2022	2,600	2,327,760
TOTAL CORPORATE BONDS (Cost $2,096,836)		2,327,760

CAPITAL DEVELOPMENT CERTIFICATES - 2.00%
Atlas Discovery Trust II (b)	300,000	2,299,344
TOTAL CAPITAL DEVELOPMENT CERTIFICATES (Cost $2,317,515)		2,299,344

MORTGAGE BACKED SECURITIES - 1.96%
Nafin (Infonavit)
4.500%, 02/20/2040	2,202,000		850,212
3.300%, 02/20/2041	3,295,200		1,402,537
TOTAL MORTGAGE BACKED SECURITIES (Cost $2,041,010)			2,252,749

SHORT-TERM INVESTMENTS - 0.85%
Mexican INAFIN
0.000% Coupon, 4.138% Effective Yield, 5/03/2013 (c)	11,933,976	*	982,625
TOTAL SHORT-TERM INVESTMENTS (Cost $977,177)			982,625

TOTAL MEXICO (Cost $93,553,894)			114,144,539

UNITED STATES - 0.36%	Shares		Value

INVESTMENT COMPANIES - 0.36%
First American Treasury Obligation - Class A, 3.466%	408,225		408,225
TOTAL INVESTMENT COMPANIES (Cost $408,225)			408,225

TOTAL UNITED STATES (Cost $408,225)			408,225

Total Investments (Cost $93,962,119) - 99.49%			114,552,764
Other Assets in Excess of Liabilities - 0.51%			589,964
TOTAL NET ASSETS - 100.00%			$115,142,728

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The Advisor has determined these securities to be illiquid. The total value of illiquid securities at April 30, 2013 was $2,299,344, comprising 2.00% of net assets, while the remainder of the Fund's net assets 98.00% were liquid.
(c)	Effective Yield based on the purchase price. The calculation assumes the security is held to maturity.

* Principal amount in Mexican Pesos.

The cost basis of investments for federal income tax purposes at April 30, 2013 was as follows:

Cost of investments**	$93,962,119
Gross unrealized appreciation	22,001,487
Gross unrealized depreciation	(1,410,842)
Net unrealized appreciation	$20,590,645

**Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Significant accounting policies are as follows:

Portfolio Valuation. Investments are stated at value. All securities for which market quotations are readily available are valued at the last sales price prior to the time of determination of net asset value, or, if no sales price is available at that time, at the closing price last quoted for the securities (but if bid and asked quotations are available, at the mean between the current bid and asked prices, rather than the quoted closing price). Securities that are traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices. Investments in short-term debt securities having a maturity of 60 days or less are valued at amortized cost if their term to maturity from the date of purchase was less than 60 days, or by amortizing their value on the 61st day prior to maturity if their term to maturity from the date of purchase when acquired by the Fund was more than 60 days. Other assets and securities for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Directors.
These methods include, but are not limited to, the fundamental analytical data relating to the investment; the nature and duration of restrictions in the market in which they are traded (including the time needed to dispose of the security, methods of soliciting offers and mechanics of transfer);
the evaluation of the forces which influence the market in which these securities may be purchased or sold, including the economic outlook and the condition of the industry in which the issuer participates. The Fund has a Valuation Committee comprised of independent directors which oversees the valuation of portfolio securities.

The Valuation Committee of the Fund shall meet to consider any fair valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase;
trading activity and prices of similar securities or financial instruments.

FAIR VALUE MEASUREMENTS

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.
The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumptions a market participant would use in valuing the asset or liability , and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of April 30, 2013:

	Level 1*	Level 2*	Level 3	Total
Equity
Airports	$2,607,965	$-	$-	$2,607,965
Beverages	8,796,266	-	-	8,796,266
Building Materials	4,251,550			4,251,550
Capital Development Certificates	-	-	2,299,344	2,299,344
Cable & Satellite	5,947,330	-	-	5,947,330
Chemical Products	3,975,536	184,381	-	4,159,917
Construction and Infrastructure	8,123,074	-	-	8,123,074
Consumer Products	853,341	-	-	853,341
Energy	712,600	-	-	712,600
Financial Groups	8,098,913	-	-	8,098,913
Food Manufacturing	207,040	-	-	207,040
Holding Companies	13,403,761	-	-	13,403,761
Hotels, Restaurants, and Recreation	11,141,580	3,048,486	-	14,190,066
Insurance Services	5,990,542	-	-	5,990,542
Mining	5,825,543	-	-	5,825,543
Real Estate Services	4,002,233	-	-	4,002,233
Retail	7,179,806	-	-	7,179,806
Steel	1,279,120	-	-	1,279,120
Total Equity	$92,396,200	$3,232,867	$2,299,344	$97,928,411

Real Estate Investment Trusts	$10,652,994	$-	$-	$10,652,994

Corporate Bonds	$-	$2,327,760	$-	$2,327,760

Mortgage Backed Securities	$-	$2,252,749	$-	$2,252,749

Short-Term Investments	$-	$1,390,850	$-	$1,390,850
Total Investments in Securities	$103,049,194	$6,951,477	$2,299,344	$114,552,764

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended April 30, 2013.

*There were no transfers between levels 1 and 2 during the period. Transfers between levels are recognized at the end of the reporting period.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description			Investments in Securities
Balance as of July 31, 2012				$1,914,447
Acquisition/Purchase				-
Sales				-
Realized gain				-
Change in unrealized appreciation (depreciation)				384,897
Balance as of April 30, 2013				$2,299,344

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2013:
	Fair Value April 30, 2013	Valuation Methodologies	Unobservable Input (1)	Impact to Valuation from an increase in input (2)
Capital Development Certificates	$2,299,344	Market Comparables/ Sum of the Parts Valuation	Sum of the Parts Valuation	Increase

1	In determining certain of these inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. Management has determined that market participants would take these inputs into account when valuing the investments.

2
This column represents the directional change in the fair value of the Level 3 investments that would result from an increases to the corresponding unobservable input. An decrease to the unobservable input would have the opposite effect.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Mexico Equity & Income Fund, Inc.

By (Signature and Title)  /s/ Maria Eugenia Pichardo
                                           Maria Eugenia Pichardo, President

Date   June 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Maria Eugenia Pichardo
                                             Maria Eugenia Pichardo, President

Date   June 20, 2013

By (Signature and Title)* /s/ Gerald Hellerman
                                             Gerald Hellerman, Chief Financial Officer

Date    June 21, 2013

* Print the name and title of each signing officer under his or her signature.